AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON December 30, 2019

1933 Act Registration File No.: 333-227298
1940 Act File No.: 811-23377

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No. ___	☐
Post‑Effective Amendment No. 17	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 18	☒

TIDAL ETF TRUST
(Exact Name of Registrant as Specified in Charter)

898 North Broadway, Suite 2
Massapequa, New York 11758
(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (844) 986-7676

The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
Wilmington, DE 19801
(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 898 North Broadway, Suite 2 Massapequa, New York 11758	Christopher M. Cahlamer Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

Explanatory note: This Post-Effective Amendment No. 17 to the registration statement of Tidal ETF Trust (the "Trust") is filed for the sole purpose of submitting the XBRL exhibits for the risk return summary for its series: SP Funds S&P 500 Sharia Industry Exclusions ETF and SP Funds Dow Jones Global Sukuk ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post‑Effective Amendment No. 17 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post‑Effective Amendment No. 17 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on December 30, 2019.

Tidal ETF Trust
By:/s/ Eric W. Falkeis
Eric W. Falkeis
President
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 17 to the Registrant's Registration Statement has been signed below by the following persons in the capacities indicated on December 30, 2019.

Signature	Title

/s/ Eric W. Falkeis	President (principal executive officer), Trustee, Chairman, and Secretary
Eric W. Falkeis

*/s/ Dusko Culafic	Trustee
Dusko Culafic

*/s/ Mark H. W. Baltimore	Trustee
Mark H. W. Baltimore

*/s/ Ian C. Carroll	Trustee
Ian C. Carroll

*/s/ Eduardo Mendoza	Trustee
Eduardo Mendoza

/s/ Daniel H. Carlson	Treasurer (principal financial officer and principal accounting officer)
Daniel H. Carlson

*By:/s/ Eric W. Falkeis Eric W. Falkeis, Attorney-in-Fact pursuant to Powers of Attorney previously filed

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE